INCOME TAXES (10-K)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 13. INCOME TAXES

Deferred tax assets (liabilities) are comprised of the following (in thousands):

	As of December 31,
	2012	2011
United States
Net operating loss carryforwards	$41,374	$42,008
Gain on sale of membership interests in Nutra SA	374	374
Stock options and warrants	1,144	3,000
Intangible assets	960	577
Property	5,651	4,372
Capitalized expenses	715	1,217
Convertible debt	(399)	-
Other	86	283
Deferred tax assets	49,905	51,831
Less: Valuation allowance	(49,905)	(51,831)
Net deferred tax asset	-	-
Brazil
Intangible assets	(490)	(904)
Property	(2,165)	(2,927)
Net operating loss carryforwards	960	14
Other	255	209
Net deferred tax liability	(1,440)	(3,608)
	$(1,440)	$(3,608)

Deferred tax asset - current	$234	$159
Deferred tax liability - long-term	(1,674)	(3,767)
	$(1,440)	$(3,608)

Deferred taxes arise from temporary differences in the recognition of certain expenses for tax and financial reporting purposes. We have determined it is more likely than not that some portion or all of the deferred tax assets will not be realized. Accordingly we have provided a valuation allowance for deferred tax assets. Our valuation allowance is on U.S. deferred tax assets. The change in valuation allowance of $1.9 million in 2012 is due to (i) $1.7 million in net operating loss and other deferred changes from 2012 operations, offset by (ii) the $1.5 million impact of expiring net operating losses and (iii) the $2.1 million impact of adjustments to capitalized expenses and stock option compensation. The change in valuation allowance of $1.3 million in 2011 is primarily due to (i) $3.4 million in net operating loss and other deferred changes from 2011 operations, offset by (ii) the $0.4 million impact for state rate changes and (iii) a $1.7 million adjustment of net operating loss carryforwards to the returns filed.

As of December 31, 2012, net operating loss carryforwards for U.S. federal tax purposes totaled $110.7 million and expire at various dates from 2018 through 2032. Net operating loss carryforwards for state tax purposes totaled $70.3 million as of December 31, 2012, and expire at various dates from 2013 through 2032. As of December 31, 2012, net operating loss carryforwards for Brazil tax purposes totaled $2.8 million and do not expire.

Utilization of net operating loss carryforwards may be subject to substantial annual limitations due to the “change in ownership” provisions of the Internal Revenue Code of 1986, as amended and similar state regulations. The annual limitation may result in the expiration of substantial net operating loss carryforwards before utilization.

We are subject to taxation in the U.S. and various states. We record liabilities for income tax contingencies based on our best estimate of the underlying exposures. We are open for audit by the IRS for years after 2008 and, generally, by U.S. state tax jurisdictions after 2007. We are open for audit by the Brazilian tax authorities for years after 2008.

Loss before income taxes is comprised of the following (in thousands):

	2012	2011

Foreign	$(5,051)	$(2,277)
Domestic	(8,020)	(8,943)
Loss before income taxes	$(13,071)	$(11,220)

Foreign earnings are assumed to be permanently reinvested. U.S. federal income taxes have not been provided on undistributed earnings of our foreign subsidiary.

The income tax benefit of $1.9 million in 2012 and $0.3 million in 2011 is all foreign deferred tax benefit. We have no U.S. tax provision or benefit in 2012 or 2011.

Reconciliations between the amount computed by applying the U.S. federal statutory tax rate (34%) to loss before income taxes, and income tax benefit follows (in thousands):

	2012	2011

Income tax benefit at federal statutory rate	$(4,444)	$(3,815)
Increase (decrease) resulting from:
State tax benefit, net of federal tax effect	(251)	(347)
Change in valuation allowance	(1,926)	1,313
Adjustment to U.S. net operating losses	-	1,694
Adjustment to capitalized costs deferred balances	443	-
Adjustment to stock option compensation deferred balances	1,602	-
Reduction in deferred balances for forfeited, expired or cancelled options	602	-
Expiration of U.S. net operating losses	1,460	115
Nontaxable fair value adjustment	(1,843)	(113)
Nondeductible convertible debt issuance expenses	2,285	-
Impact of state rate changes	-	437
Nondeductible expenses	10	18
Foreign taxes	6	(6)
Adjustments to Brazil deferred balances	(222)	429
Adjustments to U.S. deferred balances	343	(70)
Income tax benefit	$(1,935)	$(345)

We have not identified any uncertain tax positions requiring a reserve as of December 31, 2012 or 2011.